Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies

Capital Leases

We enter into capital lease agreements for equipment used in the normal course of business. The future minimum obligation under our capital leases as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$266
2014	135
2015	136
2016	218
755
Less: interest	(110)
$645

The following amounts have been capitalized as part of building and improvements in the consolidated balance sheets related to equipment acquired through capital leases (in thousands):

	December 31, 2012	December 31, 2011
Gross amount	$13,701	$13,958
Accumulated depreciation	(12,915)	(12,857)
	$786	$1,101

Air Space Lease

We have an air space lease at Plaza Las Fuentes that expires in 2027, with options to renew for two additional ten-year periods and an option to purchase the air space. Air space lease expense for 2012, 2011 and 2010 totaled $0.3 million, $0.4 million and $0.5 million, respectively, and is reported as part of other expense in discontinued operations.

Our air space lease requires us to pay minimum fixed rental amounts that are subject to scheduled rent adjustments. The future minimum obligation under our air space lease as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$288
2014	288
2015	289
2016	289
2017	288
Thereafter	2,862
$4,304

On July 18, 2013, we sold Plaza Las Fuentes and the air space lease was transferred to the buyer. See Note 21 “Subsequent Events.”

Lease Takeover Obligation

We entered into a lease takeover agreement with a tenant at 3161 Michelson, a property we disposed of in 2009. We have partially mitigated this obligation through a sublease of the entire space to a third-party tenant. Our future minimum obligation under the lease takeover agreement and the amount expected to be mitigated through future payments from the subtenant as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$799
2014	833
2015	841
2016	424
2,897
Less: future payments due from subtenant	(2,214)
$683

Operating Lease

We entered into sublease agreements with Rand Corporation (“Rand”) for the second and third floors at 1733 Ocean. We have partially mitigated this obligation through sublease of a portion of the Rand space to third-party tenants. In 2011, we entered into an amended agreement with Rand to terminate a portion of the sublease premises on the second floor. Our future minimum obligation under the operating lease and the amount expected to be mitigated through future payments from the subtenants as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$820
2014	290
1,110
Less: future payments due from subtenants	(922)
$188

Rent payments related to our leases with Rand (excluding payments received from the subtenants) totaled $0.8 million, $1.0 million and $0.8 million during 2012, 2011 and 2010, respectively.

Capital Commitments

As of December 31, 2012, we had executed leases that contractually commit us to pay our tenants $37.0 million for leasing costs, of which $1.0 million is contractually due in 2014, $4.2 million in 2015, $0.3 million in 2016, $8.8 million in 2017 and $2.6 million thereafter. The remaining $20.1 million is contractually available for payment to tenants upon request during 2013, but actual payment is largely determined by the timing of requests from those tenants.

Of these amounts, we had executed leases at US Bank Tower that contractually commit us to pay our tenants $1.2 million for leasing costs as of December 31, 2012, of which $1.1 million is contractually due in 2013 with the remaining $0.1 million due in 2016. Additionally, we had executed leases at Plaza Las Fuentes that contractually commit us to pay our tenants $1.7 million for leasing costs as of December 31, 2012, of which $0.8 million is contractually due in 2013, $0.2 million in 2016 and $0.7 million in 2017.

Tenant Concentration

We generally do not require collateral or other security from our tenants, other than security deposits or letters of credit. Our credit risk is mitigated by the high quality of our existing tenant base, review of prospective tenants’ risk profiles prior to lease execution, and frequent monitoring of our tenant portfolio to identify problem tenants. However, since we have a significant concentration of rental revenue from certain tenants, the inability of those tenants to make their lease payments could have a material adverse effect on our results of operations, cash flow or financial condition.

A significant portion of our rental and tenant reimbursement revenue is generated by a small number of tenants. During 2012, 2011 and 2010, our three largest tenants accounted for 25%, 28% and 28%, respectively, of our rental and tenant reimbursement revenue from continuing operations. During 2012, one tenant, Latham & Watkins LLP, accounted for 10% or more of our rental and tenant reimbursement revenue from continuing operations. During 2011 and 2010, one tenant, Southern California Gas Company, accounted for 10% or more of our rental and tenant reimbursement revenue from continuing operations.

During 2012, 2011 and 2010, each of the following properties contributed more than 10% of our revenue from continuing operations: Wells Fargo Tower, KPMG Tower, Gas Company Tower and 777 Tower. The revenue generated by these four properties totaled 90%, 94% and 96% of our revenue from continuing operations during 2012, 2011 and 2010, respectively.

Insurance

We carry commercial liability, fire, extended coverage, earthquake, terrorism, flood, pollution legal liability, boiler and machinery, earthquake sprinkler leakage, business interruption and rental loss insurance covering all of the properties in our portfolio under a portfolio insurance program. We believe the policy specifications and insured limits are appropriate given the relative risk of loss, the cost of coverage and industry practice and, in the opinion of management, the properties in our portfolio are adequately insured. Our terrorism insurance, which covers both certified and non-certified terrorism loss, is subject to exclusions for loss or damage caused by nuclear substances, pollutants, contaminants and biological and chemical weapons. We do not carry insurance for generally uninsured losses, such as loss from riots. Our properties are located in areas known to be seismically active. While we presently carry earthquake insurance on our properties, the amount of our earthquake insurance coverage may not be sufficient to fully cover losses from earthquakes and associated disasters, particularly in downtown Los Angeles. In addition, we may discontinue earthquake, terrorism or other insurance on some or all of our properties in the future if the cost of premiums for any of these policies exceeds, in our judgment, the value of the coverage discounted for the risk of loss.

Litigation

General—

We are involved in various litigation and other legal matters, including personal injury claims and administrative proceedings, which we are addressing or defending in the ordinary course of business. Management believes that any liability that may potentially result upon resolution of the matters that are currently pending will not have a material adverse effect on our business, financial condition or financial statements as a whole.

Merger-Related Litigation—

On April 24, 2013, the Company and the Operating Partnership entered into a definitive merger agreement (the “Merger Agreement”) pursuant to which a newly formed fund, Brookfield DTLA Holdings L.P., a Delaware limited partnership (which was subsequently converted into a Delaware limited liability company on May 10, 2013) (“Brookfield DTLA”), controlled by Brookfield agreed to acquire the Company. The Company will merge with and into Brookfield DTLA Fund Office Trust Inc., a Maryland corporation (“REIT Merger Sub”), with REIT Merger Sub surviving the merger. Brookfield DTLA will have the option, in its sole discretion and without requiring further consent, to request that the Company agree to change the direction of the merger so that the Company is the surviving entity. The Merger Agreement also provides for a merger of Brookfield DTLA Fund Properties LLC, a Maryland limited liability company (“Partnership Merger Sub”), with and into the Operating Partnership, with the Operating Partnership surviving the merger. See Note 21 “Subsequent Events.”

Following the announcement of the execution of the Merger Agreement, seven putative class actions were filed against the Company, the members of the Company’s board of directors, the Operating Partnership, Brookfield, Sub REIT, REIT Merger Sub, Partnership Merger Sub and Brookfield DTLA Inc. Five of these lawsuits were filed on behalf of the Company’s common stockholders: (i) two lawsuits, captioned Coyne v. MPG Office Trust, Inc., et al., No. BC507342 (the “Coyne Action”), and Masih v. MPG Office Trust, Inc., et al., No. BC507962 (the “Masih Action”), were filed in the Superior Court of the State of California in Los Angeles County on April 29, 2013 and May 3, 2013, respectively; and (ii) three lawsuits, captioned Kim v. MPG Office Trust, Inc. et al., No. 24-C-13-002600 (the “Kim Action”), Perkins v. MPG Office Trust, Inc., et al., No. 24‑C-13-002778 (the “Perkins Action”) and Dell’Osso v. MPG Office Trust, Inc., et al., No. 24-C-13-003283 (the “Dell’Osso Action”) were filed in the Circuit Court for Baltimore City, Maryland on May 1, 2013, May 8, 2013 and May 22, 2013, respectively (collectively, the “Common Stock Actions”). Two lawsuits, captioned Cohen v. MPG Office Trust, Inc. et al., No. 24‑C-13-004097 (the “Cohen Action”) and Donlan v. Weinstein, et al., No. 24‑C-13-004293 (the “Donlan Action”), were filed on behalf of the Company’s preferred stockholders in the Circuit Court for Baltimore City, Maryland on June 20, 2013 and July 2, 2013, respectively (collectively, the “Preferred Stock Actions,” together with the Common Stock Actions, the “Merger Litigations”).

In each of the Common Stock Actions, the plaintiffs allege, among other things, that the Company’s board of directors breached their fiduciary duties in connection with the merger by failing to maximize the value of the Company and ignoring or failing to protect against conflicts of interest, and that the relevant Brookfield Parties named as defendants aided and abetted those breaches of fiduciary duty. The Kim Action further alleges that the Operating Partnership also aided and abetted the breaches of fiduciary duty by the Company’s board of directors, and the Dell’Osso Action further alleges that the
Company and the Operating Partnership aided and abetted the breaches of fiduciary duty by the Company’s board of directors. On June 4, 2013, the Kim and Perkins plaintiffs filed identical, amended complaints in the Circuit Court for Baltimore City, Maryland. On June 5, 2013, the Masih plaintiffs also filed an amended complaint in the Superior Court of the State of California in Los Angeles County. The three amended complaints, as well as the Dell’Osso Action complaint, allege that the preliminary proxy statement filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on May 21, 2013 is false and/or misleading because it fails to include certain details of the process leading up to the merger and fails to provide adequate information concerning the Company’s financial advisors.

In each of the Preferred Stock Actions, which were brought on behalf of Company’s preferred stockholders, the plaintiffs allege, among other things, that, by entering into the Merger Agreement and tender offer, the Company breached the Articles Supplementary, which governs the issuance of the Company Preferred Shares, that the Company’s board of directors breached their fiduciary duties by agreeing to a Merger Agreement that violated the preferred stockholders’ contractual rights and that the relevant Brookfield Parties named as defendants aided and abetted those breaches of contract and fiduciary duty. On July 15, 2013, the plaintiffs in the Preferred Stock Actions filed a joint amended complaint in the Circuit Court for Baltimore City, Maryland that further alleges that the Company’s board of directors failed to disclose material information regarding Brookfield’s extension of the tender offer. On that same day, an intervenor plaintiff, preferred stockholder EJF Debt Opportunities Master Fund, L.P., EJF Debt Opportunities Master Fund II, LP, and EJF Select Master Fund (collectively ‘‘EJF’’), filed a brief in support of the Cohen and Donlan plaintiffs’ motion for preliminary injunction, which included additional allegations that (i) the Company’s board of directors breached their fiduciary duties by entering into a transaction that favored the common stockholders and disfavored the preferred stockholders; and (ii) the disclosures filed by the Company and Brookfield are misleading because the new preferred shares will not have the same rights as the existing preferred shares because of the ability of other Brookfield subsidiaries to issue securities that will have an effective priority over the new preferred shares.

The plaintiffs in the seven lawsuits seek an injunction against the merger, rescission or rescissory damages in the event the merger has been consummated, an award of fees and costs, including attorneys’ and experts’ fees, and other relief.

By letter dated June 13, 2013, plaintiffs in the Kim, Perkins, and Dell’Osso actions jointly requested that the Circuit Court for Baltimore City, Maryland issue a stay of the cases in Maryland, pending the resolution of the Coyne Action and the Masih Action in California. On June 25, 2013, the Superior Court of the State of California in Los Angeles County ordered the Coyne Action and the Masih Action to be consolidated (the “Consolidated Common Stock Action”).

On July 10, 2013, solely to avoid the costs, risks and uncertainties inherent in litigation, the Company and the other named defendants in the Consolidated Common Stock Action signed a memorandum of understanding (the ‘‘MOU’’), regarding a proposed settlement of all claims asserted therein. The MOU provides, among other things, that the parties will seek to enter into a stipulation of settlement which provides for the release of all asserted claims. The asserted claims will not be released until such stipulation of settlement is approved by the court. There can be no assurance that the parties will ultimately enter into a stipulation of settlement or that the court will approve such settlement even if the parties were to enter into such stipulation. Additionally, as part of the MOU, the Company agreed (i) to make certain additional disclosures related to the merger, which were filed with the SEC on a
Schedule 14A dated July 11, 2013, (ii) to amend the Merger Agreement to allow the Company to release third parties currently subject to confidentiality agreements with the Company from any standstill restrictions contained in such agreements and (iii) to file a Current Report on Form 8-K and related press release (which were respectively filed and issued on July 11, 2013). Finally, in connection with the proposed settlement, plaintiffs in the Consolidated Common Stock Action intend to seek, and the defendants have agreed to pay, an award of attorneys’ fees and expenses in an amount to be determined by the Superior Court of the State of California in Los Angeles County. This payment will not affect the amount of consideration to be received by the Company’s stockholders pursuant to the terms of the Merger Agreement.

In the Preferred Stock Actions, at a hearing on July 24, 2013, the Circuit Court for Baltimore City, Maryland denied plaintiffs’ motion for a preliminary injunction that sought to enjoin the tender offer and the merger. See Note 21 “Subsequent Events.”